Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2018
Accounts receivable
Summary of the components of accounts receivable

	As of
In thousands of U.S. dollars	June 30, 2018	December 31, 2017
Scorpio MR Pool Limited	$27,529	$27,720
Scorpio LR2 Pool Limited	13,466	7,026
Scorpio Handymax Tanker Pool Limited	3,525	6,037
Scorpio LR1 Tanker Pool Limited	1,124	3,002
Scorpio Aframax Pool Limited	64	1,095
Receivables from the Scorpio Group Pools	45,708	44,880
Receivables from Navig8 pools	1,834	14,625
Insurance receivables	1,288	870
Freight and time charter receivables	626	2,399
Other receivables	846	2,684
	$50,302	$65,458